DISPOSAL OF TJBIO SHANGHAI - Summary of Reconciliation Amounts of Major Classes of Loss from Operations Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations:
Gain (loss) from discontinued operations	$ 0	$ 27,466	$ (125,512)
TJBio Shanghai [Member]
Discontinued Operations:
Revenue			3,286
Research and development expenses		(12,013)	(93,443)
Administrative expenses		3,331	(36,045)
Interest income		132	1,447
Other income (expenses), net		1,664	(820)
Equity in income (loss) of affiliate		(12)	63
Gain (loss) from discontinued operations		$ (6,898)	$ (125,512)